Shareholders' Equity (Details Narrative)		1 Months Ended				12 Months Ended
	Oct. 24, 2017 $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Sep. 22, 2017 USD ($)	Sep. 20, 2017 USD ($)	Apr. 11, 2017 USD ($)	Dec. 01, 2016 USD ($)	Dec. 01, 2016 CNY (¥)
Initial capital, amount | $		$ 38,200,000		$ 38,200,000		$ 3,300,000	$ 14,800,000		$ 150,000	$ 1,500,000	$ 20,000
Additional capital contributions by shareholders | $		$ 38,100,000		$ 38,100,000		$ 23,382,842	$ 11,501,028
Ordinary shares par value | $ / shares						$ 0.00125
Common shares authorized						100,000,000
Common shares issued						40,000,000
Common shares outstanding						40,000,000
Preferred stock authorized						1,000,000
Preferred stock issued
Preferred stock outstanding
Common Class A [Member]
Ordinary shares par value | $ / shares						$ 0.00125	$ 0.00125
Common shares authorized						60,000,000	60,000,000
Common shares issued						4,361,360	4,361,360
Common shares outstanding						4,361,360	4,361,360
Class B Ordinary Shares [Member]
Ordinary shares par value | $ / shares						$ 0.00125	$ 0.00125
Common shares authorized						39,000,000	39,000,000
Common shares issued						35,638,640	35,638,640
Common shares outstanding						35,638,640	35,638,640
Initial Public Offering [Member]
Initial capital, amount | $						$ 125,000
Ordinary shares par value | $ / shares						$ 0.00125
Common shares authorized						100,000,000
Preferred stock authorized						1,000,000
Preferred stock issued
Preferred stock outstanding
Initial Public Offering [Member] | Common Class A [Member]
Common shares authorized						60,000,000
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Common shares authorized						39,000,000
Pecentage of shares						5.00%
Board of Shareholders [Member]
Initial capital, amount | $												$ 14,800,000
Board of Directors [Member]
Reverse stock split	12.5:1 stock reverse split
Number of ordinary shares issued	500,000,000
Ordinary shares par value | $ / shares	$ 0.0001
Common shares authorized	60,000,000
Board of Directors [Member] | Effect of Sub-Divided [Member]
Number of ordinary shares issued	40,000,000
Ordinary shares par value | $ / shares	$ 0.00125
Existing Shareholders and Directors [Member]
Reverse stock split	reverse split of 12.5:1 of the original 500 million ordinary shares
Existing Shareholders and Directors [Member] | Common Class A [Member]
Common shares issued	4,361,360
Common shares outstanding	4,361,360
Existing Shareholders and Directors [Member] | Class B Ordinary Shares [Member]
Common shares issued	35,638,640
Common shares outstanding	35,638,640
RMB [Member]
Additional capital contributions by shareholders			¥ 260,000,000		¥ 260,000,000	$ 260,000,000
RMB [Member] | Board of Shareholders [Member]
Initial capital, amount | ¥													¥ 100,000,000
Shengshi [Member]
Initial capital, amount | $						3,300,000
Shengshi [Member] | RMB [Member]
Initial capital, amount | $						$ 20,000,000